Note 8 - Deposits	12 Months Ended
Dec. 31, 2012
Deposit Liabilities Disclosures [Text Block]
NOTE 8 - DEPOSITS

Time deposits at December 31, 2012 and 2011 include individual deposits of $100,000 or more approximating $57,112,173 and $83,841,807, respectively.  Interest expense on time deposits of $100,000 or more approximated $784,218 for 2012, and $1,311,311 for 2011.

At December 31, 2012, time deposits approximated $186,857,431 and were scheduled to mature as follows: 2013, $77,172,416; 2014, $45,564,515; 2015, $31,425,731; 2016, $13,877,797; 2017, $15,285,336; and thereafter, $3,531,636.